Party-in-Interest Transactions (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest Transactions
Notes receivable from participants	$ 782,794	$ 626,725
Minimum
Party-in-Interest Transactions
Interest rates for participants loans	4.25%
Maximum
Party-in-Interest Transactions
Interest rates for participants loans	9.50%
Company | Colony Bankcorp, Inc. common stock
Party-in-Interest Transactions
Investment, Number of shares	538,946	527,918
Investments at fair value	$ 9,604,018	$ 8,520,604
Cash Dividends	$ 252,372	$ 219,040